Restricted Deposit (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Restricted Deposit [Abstract]
Restricted deposits	$ 0	$ 8,679
Restricted deposits		$ 8,679	$ 8,672	$ 8,489